OTHER NON-CURRENT LIABILITIES - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities designated as fair value through profit or loss
Held for trading derivatives not designated in hedge accounting relationships	$ 1,401	$ 1,127
Asset retirement obligation	10,662	12,454
Other non-current liabilities	82,983	72,446
JAML silent partnership agreement
Financial liabilities designated as fair value through profit or loss
Financial liabilities designated as fair value through profit or loss	1,394	1,378	$ 1,253
Hudson agreement
Financial liabilities designated as fair value through profit or loss
Financial liabilities designated as fair value through profit or loss	$ 69,526	$ 57,487